Federated Kaufmann Fund II
Portfolio of Investments
March 31, 2020 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—80.0%
		Consumer Discretionary—6.1%
4,340	[1]	Alibaba Group Holding Ltd., ADR	$844,043
657	[1]	Amazon.com, Inc.	1,280,966
1,400	[1]	Bright Horizons Family Solutions, Inc.	142,800
3,900	[1]	Etsy, Inc.	149,916
20,000	[1]	Floor & Decor Holdings, Inc.	641,800
2,672	[1]	GrubHub, Inc.	108,831
3,728		Hilton Worldwide Holdings, Inc.	254,399
1,958		Home Depot, Inc.	365,578
2,750	[1]	Just Eat Takeaway	207,309
17,354		Las Vegas Sands Corp.	737,024
13,400	[1,2]	Luckin Coffee, Inc., ADR	364,346
3,600	[1]	Lululemon Athletica, Inc.	682,380
20,600		Moncler S.p.A	752,005
670,541		NagaCorp Ltd.	679,609
5,385	[1]	Planet Fitness, Inc.	262,250
1,752		Vail Resorts, Inc.	258,788
15,970		Wingstop, Inc.	1,272,809
15,021	[1]	YETI Holdings, Inc.	293,210
		TOTAL	9,298,063
		Consumer Staples—0.2%
500		Costco Wholesale Corp.	142,565
2,700	[1]	Freshpet, Inc.	172,449
		TOTAL	315,014
		Energy—0.4%
52,800	[1]	New Fortress Energy LLC	516,912
11,000		Rattler Midstream Partners LP	38,280
		TOTAL	555,192
		Financials—4.6%
9,400	[1]	ARYA Sciences Acquisition Corp.	106,126
22,400		Apollo Global Management LLC	750,400
94,600		Ashmore Group PLC	417,227
2,380		BlackRock, Inc.	1,047,129
7,200		Exor NV	370,870
148,900		FinecoBank Banca Fineco SPA	1,353,136
2,270		Goldman Sachs Group, Inc.	350,919
17,808		Hamilton Lane, Inc.	984,960
31,800		KKR & Co., Inc.	746,346
925	[1]	Markel Corp.	858,298
500		Raymond James Financial, Inc.	31,600
		TOTAL	7,017,011
		Health Care—31.8%
10,800		Abbott Laboratories	852,228
30,290	[1]	Albireo Pharma, Inc.	495,847
67,685	[1]	Alector, Inc.	1,633,239
675	[1]	Alnylam Pharmaceuticals, Inc.	73,474

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
46,300	[1]	Amarin Corporation PLC., ADR	$185,200
33,968	[1]	Amphastar Pharmaceuticals, Inc.	504,085
10,369	[1]	AnaptysBio, Inc.	146,514
26,266	[1]	Argenx SE	3,544,058
34,475	[1]	Atara Biotherapeutics, Inc.	293,382
21,000	[1]	Boston Scientific Corp.	685,230
17,700	[1]	CRISPR Therapeutics AG	750,657
84,100	[1]	Calithera Biosciences, Inc.	373,404
46,800	[1,2]	Catabasis Pharmaceuticals, Inc.	194,220
13,600	[1]	Catalent, Inc.	706,520
130,187	[1]	Corcept Therapeutics, Inc.	1,547,923
7,550		Danaher Corp.	1,044,995
8,450	[1]	Dexcom, Inc.	2,275,331
146,800	[1]	Dynavax Technologies Corp.	518,204
22,800	[1]	Editas Medicine, Inc.	452,124
2,500	[1]	Edwards Lifesciences Corp.	471,550
20,900	[1,2]	Frequency Therapeutics, Inc.	372,229
13,400	[1,2]	GW Pharmaceuticals PLC, ADR	1,173,438
11,700	[1]	Galapagos NV	2,321,543
17,200	[1]	Galapagos NV, ADR	3,369,824
6,780	[1]	Genmab A/S	1,376,190
15,241	[1]	Genmab A/S, ADR	322,957
15,044		Gilead Sciences, Inc.	1,124,689
12,200	[1]	Gossamer Bio, Inc.	123,830
1,600	[1]	IDEXX Laboratories, Inc.	387,584
1,400	[1]	Illumina, Inc.	382,368
7,400	[1]	Insulet Corp.	1,226,032
750	[1]	Intuitive Surgical, Inc.	371,408
27,000	[1]	Merus NV	326,700
137,800	[1]	Minerva Neurosciences, Inc.	829,556
63,019	[1]	Moderna, Inc.	1,887,419
17,682	[1]	Molecular Partners AG	327,204
2,390	[1,2]	Nektar Therapeutics	42,662
6,250	[1]	Orchard Therapeutics PLC, ADR	47,063
9,000	[1]	PDS Biotechnology Corp.	6,557
3,050	[1]	Regeneron Pharmaceuticals, Inc.	1,489,284
6,600	[1]	Repligen Corp.	637,164
27,300	[1]	Rhythm Pharmaceuticals, Inc.	415,506
1,578	[1]	Sarepta Therapeutics, Inc.	154,360
139,300	[1]	Scynexis, Inc.	108,793
28,800	[1]	Seres Therapeutics, Inc.	102,816
10,400	[1]	Stoke Therapeutics, Inc.	238,160
3,400		Stryker Corp.	566,066
25,200	[1]	Tandem Diabetes Care, Inc.	1,621,620
5,850	[1,2]	Teladoc, Inc.	906,809
14,500	[1]	Translate Bio, Inc.	144,565
49,900	[1]	Ultragenyx Pharmaceutical, Inc.	2,217,057
49,300	[1]	UniQure N.V.	2,339,285
20,485	[1]	Veeva Systems, Inc.	3,203,239

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
23,189	[1]	Zai Lab Ltd., ADR	$1,193,770
24,134	[1]	Zogenix, Inc.	596,834
		TOTAL	48,702,766
		Industrials—7.1%
40,300	[1]	Azul S.A., ADR	410,657
3,425	[1]	CoStar Group, Inc.	2,011,194
3,200	[1]	Generac Holdings, Inc.	298,144
14,000		HEICO Corp.	1,044,540
9,690		IHS Markit Ltd.	581,400
20,798	[1]	Kratos Defense & Security Solutions	287,845
3,250		L3Harris Technologies, Inc.	585,390
37,000	[1]	Mercury Systems, Inc.	2,639,580
4,700		Roper Technologies, Inc.	1,465,507
9,600	[1]	Trex Co., Inc.	769,344
5,984		Verisk Analytics, Inc.	834,050
		TOTAL	10,927,651
		Information Technology—15.7%
1,475	[1]	Adobe, Inc.	469,404
36,600	[1]	Advanced Micro Devices, Inc.	1,664,568
4,650	[1]	Ansys, Inc.	1,080,986
1,640		Broadcom, Inc.	388,844
8,750	[1]	Coupa Software, Inc.	1,222,638
2,800	[1]	DocuSign, Inc.	258,720
9,289	[1]	Envestnet, Inc.	499,562
4,920	[1]	Everbridge, Inc.	523,291
8,200		Fidelity National Information Services, Inc.	997,448
38,900	[1]	GDS Holdings Ltd., ADR	2,255,033
7,856	[1]	GoDaddy, Inc.	448,656
38,400		Marvell Technology Group Ltd.	868,992
15,359	[1]	Medallia, Inc.	307,794
45,600	[1]	Nexi SpA	592,743
47,300	[1]	PagSeguro Digital Ltd.	914,309
13,400	[1]	Q2 Holdings, Inc.	791,404
32,100	[1]	Radware Ltd.	676,347
15,000	[1]	Rapid7, Inc.	649,950
4,800	[1]	RealPage, Inc.	254,064
2,685	[1]	Salesforce.com, Inc.	386,586
7,350	[1]	ServiceNow, Inc.	2,106,363
6,275	[1]	Shopify, Inc.	2,616,236
11,000	[1]	Splunk, Inc.	1,388,530
5,050	[1]	Tyler Technologies, Inc.	1,497,628
8,600	[1]	Workday, Inc.	1,119,892
		TOTAL	23,979,988
		Materials—11.9%
52,800		Agnico Eagle Mines Ltd.	2,100,912
289,700		B2Gold Corp.	876,943
9,700		Ball Corp.	627,202
110,900		Barrick Gold Corp.	2,031,688
54,300	[1,2]	Endeavour Financial Corp.	772,076

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
7,300		Franco-Nevada Corp.	$729,378
205,400	[1]	Kinross Gold Corp.	817,492
45,300		Kirkland Lake Gold Ltd.	1,340,880
79,000		Newcrest Mining Ltd.	1,110,007
54,200		Newmont Corp.	2,454,176
64,800		Osisko Gold Royalties Ltd.	482,112
7,347		Pan American Silver Corp.	105,282
73,800	[1]	Pretium Resources, Inc.	418,446
910		Scotts Miracle-Gro Co.	93,184
3,480		Sherwin-Williams Co.	1,599,130
11,700		Vulcan Materials Co.	1,264,419
25,500		Wheaton Precious Metals Corp.	702,015
263,900		Yamana Gold, Inc.	725,725
		TOTAL	18,251,067
		Real Estate—2.2%
16,500		Americold Realty Trust	561,660
5,400		Crown Castle International Corp.	779,760
6,689		Easterly Government Properties, Inc.	164,817
27,000		JBG Smith Properties	859,410
17,600		MGM Growth Properties LLC	416,592
10,700		Ryman Hospitality Properties	383,595
7,010		STAG Industrial, Inc.	157,865
		TOTAL	3,323,699
		TOTAL COMMON STOCKS (IDENTIFIED COST $83,032,081)	122,370,451
		WARRANTS—0.1%
		Health Care—0.1%
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	19,209
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	18,548
87,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/20/2022	12,757
42,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/27/2021	4,820
10,000	[1]	Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	18,000
25,200	[1]	Scynexis, Inc., Warrants, Expiration Date 3/8/2023	5,637
21,060	[1]	Scynexis, Inc., Warrants, Expiration Date 4/6/2021	773
		TOTAL WARRANTS (IDENTIFIED COST $1,300)	79,744
		REPURCHASE AGREEMENTS—21.6%
$2,524,607		Interest in $2,700,000,000 joint repurchase agreement 0.01%, dated 3/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,700,000,750 on 4/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $2,754,000,765 (purchased with proceeds from securities lending collateral).	2,524,607
30,584,000		Interest in $2,700,000,000 joint repurchase agreement 0.01%, dated 3/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,700,000,750 on 4/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $2,754,000,765.	30,584,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $33,108,607)	33,108,607
		TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $116,141,988)	155,558,802
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[3]	(2,630,977)
		TOTAL NET ASSETS—100%	$152,927,825

At March 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
1S&P 500 E-mini Short Futures	43	$5,524,855	June 2020	$(109,140)
The average notional value of short futures contracts held by the Fund throughout the period was $1,381,214. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended March 31, 2020, were as follows:
	Balance of Shares Held 12/31/2019	Purchases/ Additions**	Sales/ Reductions**	Balance of Shares Held 3/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)**	Dividend Income
Energy
New Fortress Energy LLC	32,100	20,700	—	52,800	$516,912	$(308,846)	$—	$—
Financials
ARYA Sciences Acquisition Corp.	9,400	—	—	9,400	$106,126	$(1,974)	$—	$—
Health Care
AnaptysBio, Inc.*	43,300	—	(32,931)	10,369	146,514	991,187	(1,068,314)	$—
Albireo Pharma, Inc.	26,100	4,190	—	30,290	$495,847	$(255,605)	$—	$—
Alector, Inc.	61,300	11,672	(5,287)	67,685	$1,633,239	$417,607	$3,723	$—
Amphastar Pharmaceuticals, Inc.	22,100	11,868	—	33,968	$504,085	$(155,367)	$—	$—
Calithera Biosciences, Inc.	84,100	—	—	84,100	$373,404	$(106,807)	$—	$—
Catabasis Pharmaceuticals, Inc.	42,800	4,000	—	46,800	$194,220	$(78,728)	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/28/2024	11,450	—	—	11,450	$19,209	$(16,135)	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	21,500	—	—	21,500	$18,548	$(21,941)	$—	$—
ContraFect Corp., Warrants, Expiration Date 7/20/2022	87,500	—	—	87,500	$12,757	$(796)	$—	$—
ContraFect Corp., Warrants, Expiration Date 7/27/2021	42,500	—	—	42,500	$4,820	$(731)	$—	$—
Corcept Therapeutics, Inc.*	234,400	—	(104,213)	130,187	$1,547,923	$(962,308)	$974,383	$—
Dynavax Technologies Corp.	146,800	—	—	146,800	$518,204	$(321,492)	$—	$—
Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	10,000	—	—	10,000	$18,000	$(14,724)	$—	$—
Merus NV	11,400	15,600	—	27,000	$326,700	$(64,437)	$—	$—
Minerva Neurosciences, Inc.	205,200	—	(67,400)	137,800	$829,556	$(28,195)	$(77,523)	$—
Rhythm Pharmaceuticals, Inc.	27,300	—	—	27,300	$415,506	$(211,302)	$—	$—
Scynexis, Inc.	139,300	—	—	139,300	$108,793	$(17,970)	$—	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2023	25,200	—	—	25,200	$5,637	$(1,396)	$—	$—
Scynexis, Inc., Warrants, Expiration Date 4/6/2021	21,060	—	—	21,060	$773	$(535)	$—	$—
Ultragenyx Pharmaceutical, Inc.	52,000	2,300	(4,400)	49,900	$2,217,057	$176,711	$(3,931)	$—
UniQure N.V.	57,600	2,360	(10,660)	49,300	$2,339,285	$(1,287,428)	$(43,939)	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,414,410	72,690	(224,891)	1,262,209	$12,353,115	$(2,271,212)	$(215,601)	$—
*	At March 31, 2020, the Fund no longer has ownership of at least 5% of the voting shares.
**	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of March 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$2,453,907	$2,524,607
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$78,869,219	$—	$—	$78,869,219
International	43,501,232	—	—	43,501,232
Debt Securities:
Warrants	—	79,744	—	79,744
Repurchase Agreements	—	33,108,607	—	33,108,607
TOTAL SECURITIES	$122,370,451	$33,188,351	$—	$155,558,802
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(109,140)	—	—	(109,140)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(109,140)	$—	$—	$(109,140)
1	Other financial instruments are futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt